Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for Serge Saxonov (1) ($)	Compensation Actually Paid to Serge Saxonov(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	Value of Initial Fixed $100 Investment based on:(4)		Net Income ($ Millions)	Stock Price(5)
					TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	18,805,294	(14,310,774)	9,376,988	(3,497,039)	47.79	113.65	(166.0)	36.44
2021	11,700,985	20,812,842	4,979,234	9,325,452	195.36	126.45	(58.2)	148.96
2020	10,882,717	55,278,526	6,508,594	25,404,160	185.70	126.42	(542.7)	141.60

Named Executive Officers, Footnote [Text Block]	Serge Saxonov was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Justin J. McAnear	Justin J. McAnear	Justin J. McAnear
Benjamin J. Hindson	Benjamin J. Hindson	Benjamin J. Hindson
Bradford J. Crutchfield	Bradford J. Crutchfield	Eric S. Whitaker
Ruth De Backer	Eric S. Whitaker	James L. Wilbur

Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR set forth in this table utilizes the NASDAQ Biotechnology Composite Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the company and in the NASDAQ Biotechnology Composite Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 18,805,294	$ 11,700,985	$ 10,882,717
PEO Actually Paid Compensation Amount	$ (14,310,774)	20,812,842	55,278,526
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Our NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below.

Year	Summary Compensation Table Total for Serge Saxonov ($)	Exclusion of Stock Awards and Option Awards for Serge Saxonov ($)	Inclusion of Equity Values for Serge Saxonov ($)	Compensation Actually Paid to Serge Saxonov ($)

2022	18,805,294	(17,967,616)	(15,148,452)	(14,310,774)
2021	11,700,985	(10,964,463)	20,076,320	20,812,842
2020	10,882,717	(10,227,724)	54,623,533	55,278,526

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	9,376,988	(8,851,583)	(4,022,444)	(3,497,039)
2021	4,979,234	(4,485,542)	8,831,760	9,325,452
2020	6,508,594	(6,100,398)	24,995,964	25,404,160
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Serge Saxonov ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Serge Saxonov ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Serge Saxonov ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Serge Saxonov ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Serge Saxonov ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Serge Saxonov ($)	Total - Average Inclusion of Equity Values for Serge Saxonov ($)
2022	13,021,743	(12,196,899)	1,038,221	(17,011,517)	—	—	(15,148,452)
2021	7,585,531	1,124,209	1,783,976	9,582,604	—	—	20,076,320
2020	20,773,699	26,069,493	3,026,774	4,753,567	—	—	54,623,533

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	7,056,185	(4,309,070)	513,183	(7,282,742)	—	—	(4,022,444)
2021	3,103,290	594,126	729,737	4,404,607	—	—	8,831,760
2020	11,355,544	9,626,943	1,018,643	2,994,834	—	—	24,995,964

Non-PEO NEO Average Total Compensation Amount	$ 9,376,988	4,979,234	6,508,594
Non-PEO NEO Average Compensation Actually Paid Amount	$ (3,497,039)	9,325,452	25,404,160
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Our NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below.

Year	Summary Compensation Table Total for Serge Saxonov ($)	Exclusion of Stock Awards and Option Awards for Serge Saxonov ($)	Inclusion of Equity Values for Serge Saxonov ($)	Compensation Actually Paid to Serge Saxonov ($)

2022	18,805,294	(17,967,616)	(15,148,452)	(14,310,774)
2021	11,700,985	(10,964,463)	20,076,320	20,812,842
2020	10,882,717	(10,227,724)	54,623,533	55,278,526

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	9,376,988	(8,851,583)	(4,022,444)	(3,497,039)
2021	4,979,234	(4,485,542)	8,831,760	9,325,452
2020	6,508,594	(6,100,398)	24,995,964	25,404,160
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Serge Saxonov ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Serge Saxonov ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Serge Saxonov ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Serge Saxonov ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Serge Saxonov ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Serge Saxonov ($)	Total - Average Inclusion of Equity Values for Serge Saxonov ($)
2022	13,021,743	(12,196,899)	1,038,221	(17,011,517)	—	—	(15,148,452)
2021	7,585,531	1,124,209	1,783,976	9,582,604	—	—	20,076,320
2020	20,773,699	26,069,493	3,026,774	4,753,567	—	—	54,623,533

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	7,056,185	(4,309,070)	513,183	(7,282,742)	—	—	(4,022,444)
2021	3,103,290	594,126	729,737	4,404,607	—	—	8,831,760
2020	11,355,544	9,626,943	1,018,643	2,994,834	—	—	24,995,964

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Stock Price
Revenue
Gross Margin

Total Shareholder Return Amount	$ 47.79	195.36	185.70
Peer Group Total Shareholder Return Amount	113.65	126.45	126.42
Net Income (Loss)	$ (166,000,000.0)	$ (58,200,000)	$ (542,700,000)
Company Selected Measure Amount	36.44	148.96	141.60
PEO Name	Serge Saxonov
Additional 402(v) Disclosure [Text Block]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by our NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.We determined stock price to be the most important financial performance measure used to link company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. The amounts in the column represent the closing price on the last trading day of the listed year. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Stock Price
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Gross Margin
PEO [Member] | Adjustment To Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (17,967,616)	$ (10,964,463)	$ (10,227,724)
PEO [Member] | Adjustment To Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(15,148,452)	20,076,320	54,623,533
PEO [Member] | Amendment To Average Year-End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,021,743	7,585,531	20,773,699
PEO [Member] | Amendment To Average Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,196,899)	1,124,209	26,069,493
PEO [Member] | Amendment To Average Vesting-Date Fair Value Of Equity Awards Granted During Year That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,038,221	1,783,976	3,026,774
PEO [Member] | Amendment To Average Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(17,011,517)	9,582,604	4,753,567
PEO [Member] | Amendment To Average Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Amendment To Average Value Of Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Amendment To Total Average Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(15,148,452)	20,076,320	54,623,533
Non-PEO NEO [Member] | Adjustment To Average Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,851,583)	(4,485,542)	(6,100,398)
Non-PEO NEO [Member] | Adjustment To Average Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,022,444)	8,831,760	24,995,964
Non-PEO NEO [Member] | Amendment To Average Year-End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,056,185	3,103,290	11,355,544
Non-PEO NEO [Member] | Amendment To Average Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,309,070)	594,126	9,626,943
Non-PEO NEO [Member] | Amendment To Average Vesting-Date Fair Value Of Equity Awards Granted During Year That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	513,183	729,737	1,018,643
Non-PEO NEO [Member] | Amendment To Average Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,282,742)	4,404,607	2,994,834
Non-PEO NEO [Member] | Amendment To Average Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Amendment To Average Value Of Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Amendment To Total Average Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,022,444)	$ 8,831,760	$ 24,995,964